INCOME TAX EXPENSE (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2008
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Taxable income	¥ 21,125,000	¥ 4,705,000	¥ 5,163,000
Annual taxable income description	From January 1, 2021 to December 31, 2021, small and low-profit enterprises with annual taxable income not exceeding RMB 1 million, the actual income to be taxed was further lowered to 12.5% of annual taxable income, and the tax rate will be 20%; From January 1, 2022 to December 31, 2024, small and low-profit enterprises with annual taxable income exceeding RMB 1 million but not more than RMB 3 million, the actual income to be taxed will be further lowered at 25% of annual taxable income, and the corporate income tax is paid at the rate of 20%
Deferred tax liability (asset)	¥ 0	¥ 0	¥ 0
Deferred tax liabilities	1,121,003	3,266,000	4,408,000
Income tax rate	21.00%
HK [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	8.25%	16.50%
Taxable income	¥ 2,000,000	¥ 2,000,000
Dividend withholding tax rate				5.00%
CN [member]
IfrsStatementLineItems [Line Items]
Dividend withholding tax rate				10.00%
Undistributed earnings value	¥ 22,420,000	¥ 75,114,000	¥ 88,164,000